CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ 45	$ 85	$ 125	$ 112
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	179	11	176	11
Actuarial (loss) gain on defined benefit plans	1	0	5	1
Deferred income taxes on above items	(51)	(2)	(51)	(2)
Total items that will not be reclassified to net income	129	9	130	10
Other comprehensive income (loss) that may be reclassified to net income
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	(3)	8	14	21
Unrealized gain on available-for-sale securities	(4)	8	(11)	11
Reclassification adjustments for amounts recognized in net (loss) income	3	(9)	14	(8)
Foreign currency translation	(637)	(234)	(408)	17
Unrealized (loss) gain on foreign currency swaps - net investment hedge	57	(37)	61	(45)
Deferred income taxes on above items	(5)	5	(16)	4
Total items that may be reclassified subsequently to net (loss) income	(589)	(259)	(346)	0
Other comprehensive income	(460)	(250)	(216)	10
Comprehensive income	(415)	(165)	(91)	122
Comprehensive income attributable to:
Preferred limited partners' equity	10	7	19	13
Limited partners' equity	(174)	(37)	(136)	35
Comprehensive income	(415)	(165)	(91)	122
Participating Non-controlling Interests Operating Subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	31	34	87	33
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	(149)	(164)	52	(21)
Comprehensive income attributable to:
Non-controlling interests	(118)	(130)	139	12
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	0	1	0	1
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	(3)	(1)	(2)	0
Comprehensive income attributable to:
Non-controlling interests	(3)	0	(2)	1
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(1)	16	2	23
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	(125)	(44)	(100)	4
Comprehensive income attributable to:
Non-controlling interests	(126)	(28)	(98)	27
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	6	6	13	12
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	(10)	17	(26)	22
Comprehensive income attributable to:
Non-controlling interests	$ (4)	$ 23	$ (13)	$ 34